Other Information by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
Summary of Breakdown of Selling and Marketing, Research and Development and General and Administrative Expenses by Nature

The breakdown of the Selling and marketing, Research and development and General and administrative expenses by nature is as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Personnel	63,939	64,543	46,489
Other costs and incomes	71,195	71,164	56,886
Depreciation and amortization	13,780	11,273	10,124
Expected credit losses	682	(760)	(933)
Total expenses	149,596	146,220	112,566

Summary of Breakdown of Depreciation and Amortization

Depreciation and amortization can be broken down as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Cost of sales	64,700	53,550	46,258
Selling and marketing expenses	700	722	787
Research and development expenses	4,754	3,468	3,353
General and administrative expenses	8,326	7,082	5,985
Total depreciation & amortization	78,480	64,822	56,383